CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Institutional Liquidity Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to the Institutional Class of Neuberger Berman Treasury Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (“Amendment No. 5”), and (b) that Amendment No. 5 was filed electronically.

Dated:	August 3, 2009	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary